Investments in subsidiaries - Main subsidiaries of HSBC Bank plc (Details) - 12 months ended Dec. 31, 2024	£ / shares	SFr / shares	$ / shares	€ / shares
HSBC Investment Bank Holdings Limited
Disclosure of subsidiaries [line items]
HSBC Bank plc’s interest in equity capital	100.00%
HSBC Life (UK) Limited
Disclosure of subsidiaries [line items]
HSBC Bank plc’s interest in equity capital	100.00%
HSBC Private Bank (Suisse) SA
Disclosure of subsidiaries [line items]
HSBC Bank plc’s interest in equity capital	100.00%
HSBC Bank Bermuda Limited
Disclosure of subsidiaries [line items]
HSBC Bank plc’s interest in equity capital	100.00%
HSBC Continental Europe
Disclosure of subsidiaries [line items]
HSBC Bank plc’s interest in equity capital	99.99%
HSBC Bank Malta p.l.c
Disclosure of subsidiaries [line items]
HSBC Bank plc’s interest in equity capital	70.03%
HSBC Assurances Vie (France)
Disclosure of subsidiaries [line items]
HSBC Bank plc’s interest in equity capital	100.00%
HSBC Bank | HSBC Investment Bank Holdings Limited
Disclosure of subsidiaries [line items]
HSBC Bank plc’s interest in equity capital	100.00%
HSBC Bank | HSBC Life (UK) Limited
Disclosure of subsidiaries [line items]
HSBC Bank plc’s interest in equity capital	100.00%
HSBC Bank | HSBC Private Bank (Suisse) SA
Disclosure of subsidiaries [line items]
HSBC Bank plc’s interest in equity capital	100.00%
HSBC Bank | HSBC Bank Bermuda Limited
Disclosure of subsidiaries [line items]
HSBC Bank plc’s interest in equity capital	100.00%
HSBC Bank | HSBC Continental Europe
Disclosure of subsidiaries [line items]
HSBC Bank plc’s interest in equity capital	99.99%
Par value per share (in currency per share) | € / shares				€ 5
HSBC Bank | HSBC Bank Malta p.l.c
Disclosure of subsidiaries [line items]
HSBC Bank plc’s interest in equity capital	70.03%
HSBC Bank | HSBC Assurances Vie (France)
Disclosure of subsidiaries [line items]
HSBC Bank plc’s interest in equity capital	99.99%
Par value per share (in currency per share) | € / shares				287.5
Ordinary shares
Disclosure of subsidiaries [line items]
Par value per share (in currency per share) | £ / shares	£ 1.00
Ordinary shares | HSBC Bank | HSBC Investment Bank Holdings Limited
Disclosure of subsidiaries [line items]
Par value per share (in currency per share) | £ / shares	1
Ordinary shares | HSBC Bank | HSBC Life (UK) Limited
Disclosure of subsidiaries [line items]
Par value per share (in currency per share) | £ / shares	£ 1
Ordinary shares | HSBC Bank | HSBC Private Bank (Suisse) SA
Disclosure of subsidiaries [line items]
Par value per share (in currency per share) | SFr / shares		SFr 1,000
Ordinary shares | HSBC Bank | HSBC Bank Bermuda Limited
Disclosure of subsidiaries [line items]
Par value per share (in currency per share) | $ / shares			$ 1
Ordinary shares | HSBC Bank | HSBC Bank Malta p.l.c
Disclosure of subsidiaries [line items]
Par value per share (in currency per share) | € / shares				€ 0.3